Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Cash and cash equivalents	$ 33,376	$ 38,277	$ 72,317
Restricted cash		1,000
Other Investments	88	168
Accounts receivable	26,947	34,012
Inventories	14,894	13,131
Prepaid expenses	2,704	1,911
Non-current deposits	1,114	610
Deferred income tax asset	9,147	655
Mineral property, plant and equipment	88,777	88,816
Total assets	177,047	178,580
Accounts payable and accrued liabilities	19,470	19,068
Income taxes payable	4,050	3,185
Deferred lease inducement	217	236
Provision for reclamation and rehabilitation	8,195	7,982
Deferred income tax liability	335	1,592
Total liabilities	32,267	32,063
Corporate [Member]
Statements Line Items
Cash and cash equivalents	14,477	20,884
Restricted cash		1,000
Other Investments	88	168
Accounts receivable	176	341
Inventories	0	0
Prepaid expenses	1,666	1,090
Non-current deposits	76	76
Deferred income tax asset	0	0
Mineral property, plant and equipment	573	691
Total assets	17,056	24,250
Accounts payable and accrued liabilities	6,045	5,965
Income taxes payable	1,028	727
Deferred lease inducement	217	236
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	7,290	6,928
Exploration [Member]
Statements Line Items
Cash and cash equivalents	765	1,034
Restricted cash		0
Other Investments	0	0
Accounts receivable	1,924	893
Inventories	0	0
Prepaid expenses	75	128
Non-current deposits	0	0
Deferred income tax asset	0	0
Mineral property, plant and equipment	11,791	11,285
Total assets	14,555	13,340
Accounts payable and accrued liabilities	287	225
Income taxes payable	0	0
Deferred lease inducement	0	0
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	200
Total liabilities	287	425
Guanacevi [Member]
Statements Line Items
Cash and cash equivalents	3,947	6,212
Restricted cash		0
Other Investments	0	0
Accounts receivable	9,386	12,115
Inventories	6,310	8,476
Prepaid expenses	706	125
Non-current deposits	308	316
Deferred income tax asset	6,782	0
Mineral property, plant and equipment	34,933	42,264
Total assets	62,372	69,508
Accounts payable and accrued liabilities	5,528	4,484
Income taxes payable	926	1,499
Deferred lease inducement	0	0
Provision for reclamation and rehabilitation	2,128	2,086
Deferred income tax liability	0	528
Total liabilities	8,582	8,597
Bolanitos [Member]
Statements Line Items
Cash and cash equivalents	4,776	2,360
Restricted cash		0
Other Investments	0	0
Accounts receivable	2,760	4,100
Inventories	3,736	2,178
Prepaid expenses	26	77
Non-current deposits	151	144
Deferred income tax asset	1,549	655
Mineral property, plant and equipment	9,348	6,766
Total assets	22,346	16,280
Accounts payable and accrued liabilities	1,872	1,774
Income taxes payable	878	940
Deferred lease inducement	0	0
Provision for reclamation and rehabilitation	1,805	1,772
Deferred income tax liability	36	637
Total liabilities	4,591	5,123
El Cubo [Member]
Statements Line Items
Cash and cash equivalents	8,863	7,594
Restricted cash		0
Other Investments	0	0
Accounts receivable	8,996	15,602
Inventories	2,939	2,477
Prepaid expenses	129	176
Non-current deposits	74	74
Deferred income tax asset	816	0
Mineral property, plant and equipment	11,323	15,929
Total assets	33,140	41,852
Accounts payable and accrued liabilities	4,347	5,721
Income taxes payable	1,218	19
Deferred lease inducement	0	0
Provision for reclamation and rehabilitation	4,148	4,074
Deferred income tax liability	0	227
Total liabilities	9,713	10,041
El Compas [Member]
Statements Line Items
Cash and cash equivalents	548	193
Restricted cash		0
Other Investments	0	0
Accounts receivable	3,705	961
Inventories	1,909	0
Prepaid expenses	102	315
Non-current deposits	505	0
Deferred income tax asset	0	0
Mineral property, plant and equipment	20,809	11,881
Total assets	27,578	13,350
Accounts payable and accrued liabilities	1,391	899
Income taxes payable	0	0
Deferred lease inducement	0	0
Provision for reclamation and rehabilitation	114	50
Deferred income tax liability	299	0
Total liabilities	$ 1,804	$ 949